Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 13.4	$ 0.0	$ 0.0
Interest on operating lease liability	4.6
Operating lease charge	$ 18.0	$ 0.0	$ 0.0